Accounting policies and determination criteria (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies And Determination Criteria
Functional and presentation currency

a) Functional and presentation currency

Banco Santander's consolidated financial statements are presented in Reais, the functional currency of the entities and the presentation currency of these statements.

For each subsidiary, foreign entity and investment in an unconsolidated company, Banco Santander has defined the functional currency. The assets and liabilities of these entities are translated as follows:

- assets and liabilities are translated at the exchange rate on the balance sheet date.

- revenues and expenses are translated at the average monthly exchange rate.

- translation gains and losses on net investment are recorded in the statement of comprehensive income, under the "exchange rate variation on investees located abroad" line.

Basis for consolidation

b) Basis for consolidation

i. Subsidiaries

The term "Subsidiaries" refers to entities that are under the Bank's control. This control is based on the Bank's: i) power over the invested entity; ii) exposure or entitlement to variable returns deriving from its relationship with the invested entity, and iii) ability to use its power to influence the level of returns, as established by legal, statutory, or contractual provisions.

Subsidiary consolidation takes place when the Bank secures control over the subsidiary and ends upon the loss of control. Notably, the income and expenses of a subsidiary that is either acquired or divested during the fiscal year are incorporated in the income statement and Other Comprehensive Income from the date on which the Bank acquires control to the point when it no longer exercises control over the subsidiary.

The result and each component of Other Comprehensive Income are attributed to the controllers of the Bank and to the non-controlling interests even if the effect is assigned to the non-controlling interests. The total comprehensive income of the subsidiaries is attributed to the owners of the Bank and to the non-controlling interests, even if this results in a negative balance for the non-controlling interests. All transactions, balances, income, and expenses between the companies of the Santander Conglomerate are fully eliminated in the consolidated financial statements.

Any changes to Santander Conglomerate's stakes in controlled entities that do not result in a loss of control over the subsidiaries are recorded as equity transactions. The difference between the value at which the non-controlling interests are adjusted and the fair value of the considerations paid or received is recorded directly in equity and attributed to the owners of the Company.

When the Bank loses control of a subsidiary, the gain or loss is recognized in the income statement and is determined by the difference between: (i) the sum of the fair value of the considerations received and the fair value of the residual interest; and (ii) the previous balance of the subsidiary's assets (including goodwill) and liabilities, and non-controlling interests, if any. All values previously recognized in "Other Comprehensive Income" related to the subsidiary are accounted for as if the Bank had directly disposed of the corresponding assets or liabilities of the subsidiary (i.e., reclassified to profit or loss or transferred to another shareholders' equity account, as required or permitted by the applicable IFRSs). The fair value of any investment held in the former subsidiary at the date of loss of control is considered as the fair value upon initial recognition for subsequent accounting under IFRS 9 Financial Instruments or, where applicable, the cost upon initial recognition of an investment in an associate or joint venture.

ii. Interests in joint ventures (entities under joint control) and associates

Joint ventures are equity interests in entities that are not subsidiaries, yet are jointly controlled by two or more unrelated entities. This joint control is manifested in contractual arrangements in which two or more entities ("venturers") acquire interests in entities ("jointly controlled entities") or own operations or hold assets, such that the strategic financial and operational decisions affecting the joint venture are contingent upon the unanimous decision of the venturers.

Associates are those entities over which the Bank has the ability to exert significant influence (significant influence is the power to partake in the decision-making regarding the financial and operational policies of the invested entity) but lacks control or joint control.

In the consolidated financial statements, the interests in jointly-controlled entities and investments in associates are accounted for using the equity method, that is, the Bank's share in the net assets of the invested entity, taking into account dividends received from the eliminations of capital and other derivatives. Pertinent details regarding the entities accounted for using the equity method by the Bank are disclosed in note 11.

iii. Mergers, acquisitions, and company disposals

A business combination refers to the amalgamation of two or more separate entities or economic units into a single entity or a group of entities, accounted for in accordance with IFRS 3 – “Business Combinations”.

Business combinations are carried out in such a way that the Bank gains control of an entity and are accounted for as follows:

•	The Bank calculates the cost of the business combination, defined as the fair value of the assets offered, the liabilities incurred, and the equity instruments issued, if applicable.
•	The fair values of the assets, liabilities, and contingent liabilities of the acquired entity or business, including intangible assets not recognized by the acquired entity, are estimated on the acquisition date and recognized in the consolidated balance sheet.
•	The surplus of the acquisition cost over the fair value of the identifiable net asset acquired is recognized as goodwill (note 13). The surplus of the fair value of the identifiable net assets over the acquisition costs is regarded as an advantageous purchase and is recognized in the income statement on the acquisition date.

Note 3 outlines the most significant transactions that took place in 2025 and 2024.

iv. Investment Funds

This encompasses the Investment Funds in which the Bank and its subsidiaries hold a substantial stake or the entirety of their shares, and over which the Bank and its subsidiaries are exposed, or have the right to variable returns and have the ability to influence these returns through decision-making power, in accordance with IFRS 10 – Consolidated Financial Statements, and are therefore consolidated in these Consolidated Financial Statements.

Definitions and classification of financial instruments

c) Definitions and classification of financial instruments

i. Definitions

“Financial instrument” is defined as any agreement that creates a financial asset in one entity and concurrently a financial liability or equity interest in a different entity.

“Equity instruments” are any contracts representing a residual equity interest in the assets of the issuing entity after all its liabilities have been deducted.

"Derivative" is a financial instrument whose value changes in response to fluctuations in an observable market variable (such as interest rates, currency exchange rates, financial instrument prices, market indices, or credit ratings), where the initial investment is considerably lower relative to other financial instruments that react comparably to shifts in market factors, and is typically settled at a future date.

"Hybrid financial instruments" are agreements that simultaneously encompass a non-derivative main contract and a derivative, termed an embedded derivative, which is non-transferable on its own and has the effect of causing part of the cash flows from the hybrid contract to fluctuate in a manner similar to that of a standalone derivative.

The following transactions are not treated for accounting purposes as financial instruments:

• Investments in subsidiaries, jointly-controlled entities, and associates (notes 3 and 11).

• Rights and obligations arising from employee benefit plans (note 21).

ii. Classification of financial assets for measurement purposes

Financial assets are initially classified into various categories for management and measurement purposes, except when it is mandatory to report them as "Non-current assets held for sale," or in cases pertaining to "Cash and cash equivalents," "Derivatives used as hedging instruments," and "Investments in associates," all of which are accounted for separately.

Financial assets are, for measurement purposes, included in one of the following categories:

• Financial assets measured at fair value through profit or loss: this category includes financial assets acquired with the intention of generating short-term profit from their price fluctuations and financial derivatives not classified as hedging instruments, where the Bank's primary business model is to engage in frequent trading, financial assets that did not meet the criteria established in the SPPI Test (principal and interest payments only) and financial assets for which the Fair Value Option was made at the time of initial designation.

• Financial assets measured at fair value in Other Comprehensive Income: are financial assets that meet the SPPI criteria, the objective of which is to maintain the assets to receive contractual cash flows and also for sale.

Results arising from changes in fair value are recognized in the market value adjustment item in equity, with the exception of losses due to impairment, which are recognized in profit or loss. When a financial asset is disposed of or shows signs of a decline in fair value due to non-recovery, the result previously accumulated in the fair value adjustment account in equity is reclassified to profit or loss.

• Financial assets measured at amortized cost: this category includes financing granted to third parties, based on their nature, regardless of the type of borrower and the form of financing, including financial leasing transactions in which the entities included in the consolidation act as lessors. The entities included in the consolidation generally have a business model of holding the loans and credits they grant until their final maturity, which are therefore presented in the consolidated balance sheet at amortized cost (which includes the necessary adjustments to reflect estimated impairment losses).

iii. Classification of financial assets for presentation purposes

Financial assets are classified by nature under the following line items of the consolidated balance sheet:

•	“Cash and Cash Equivalents” and “Compulsory deposits with the Brazilian Central Bank”: cash balances and demand deposit credit balances with Brazil’s Central Bank (“Bacen”).
•	"Financial assets measured at amortized cost": this includes loans granted by the Bank, as well as financial leasing credits and other outstanding balances of financial nature owed to the Bank, such as checks drawn on financial institutions, credit balances with clearing houses and settlement agencies for stock exchange and organized market transactions, bonuses paid in cash, capital calls, fees and commissions receivables for financial guarantees, and outstanding balances resulting from transactions not originated through banking operations and services, such as rent collections and similar items.
•	“Loans and other receivables from credit institutions”: credits of any kind in the name of financial institutions.
•	“Loans and advances to customers”: this includes outstanding balances of all other credits and loans granted by the Bank, including transactions conducted in the open market through centralized counterparties.
•	“Debt instruments”: bonds and other securities that constitute a debt obligation for the issuer, yield interest, and are issued in either physical or book-entry form.
•	"Equity instruments": financial instruments issued by other entities, such as shares, which are of an equity nature for the issuer, excluding investments in subsidiaries, jointly-controlled entities, or associates.
•	“Derivatives”: this includes the fair value in favor of the Bank from derivatives that are not categorized as hedging instruments.
•	“Derivatives used as hedging instruments”: this includes the fair value in favor of the Bank from derivatives assigned as hedging instruments.
•	“Investments in associates and joint ventures”: this includes investments in jointly-controlled entities or associates.

iv. Classification of financial liabilities for measurement purposes

Financial liabilities are classified, for measurement purposes, into one of the following categories:

• Financial Liabilities Measured at Fair Value through Profit or Loss: this category includes financial liabilities issued to generate short-term profit from their price fluctuations, financial derivatives not considered as hedge accounting, and financial liabilities arising from the direct sale of financial assets acquired under repurchase agreements or borrowed ("Short positions").

• Other financial liabilities at fair value through profit or loss: financial liabilities are included in this category when more relevant information is obtained, either by eliminating or significantly reducing recognition or measurement inconsistencies (“accounting differences”) arising from the measurement of assets or liabilities or from the recognition of gains or losses on them on different bases, or because there is a group of financial liabilities or financial assets and liabilities that is managed and whose performance is assessed based on fair value, in accordance with a documented risk management or investment strategy, and information about the Bank is provided to the Bank's key management professionals on the same basis.

• Financial liability at amortized cost: financial liabilities, regardless of their form and maturity, not included in any of the previous categories and arising from financing activities undertaken by financial institutions.

v. Classification of financial liabilities for presentation purposes

Financial liabilities are classified by nature under the following line items in the consolidated balance sheet:

• “Deposits from credit institutions”: deposits of any kind, including liabilities from loans and on-lending as well as funding raised in the open market, received from credit institutions.

• “Customer deposits”: this includes deposits of any kind such as demand, savings, and time deposits, as well as open market transactions, received from customers.

• “Liabilities arising from securities”: this includes the value of bonds and other debt represented by tradable securities, except for subordinated liabilities.

• “Derivatives”: this includes the negative fair value balance of the Bank’s derivatives that are not part of hedge accounting.

• “Short positions”: this includes the value of financial liabilities arising from the direct sale of financial assets acquired under repurchase agreements or borrowed.

• "Capital-eligible debt instruments": the value of financing received which, in terms of payment priority, rank below ordinary debt. This category also encompasses financial instruments issued by the Bank which, despite being shares for legal purposes, do not satisfy the criteria to be categorized as equity.

• "Other financial liabilities": this includes the value of payment obligations characterized as financial liabilities not accounted for under other line items and liabilities subject to financial guarantee agreements, excluding those classified as questionable settlement.

• “Derivatives used as hedging instruments”: this includes the fair value of the Bank’s liabilities from derivatives assigned as hedging instruments.

• “Equity instruments”: financial instruments issued by other entities, such as shares, which are equity instruments for the issuer, except investments in subsidiaries, jointly controlled entities or associates.

Funding, issuances, and other liabilities

d) Funding, issuances, and other liabilities

Funding instruments are initially recorded at their fair value, which is essentially regarded as the transaction price. They are subsequently measured at amortized cost (on an accrual basis) with its inherent expenses recognized as a financial cost.

Within the initial liability recognition criteria, attention should be given to composite instruments, which are classified as such because they comprise both a debt instrument (liability) and an embedded shareholders' equity component (derivative).

The registration of a composite instrument involves the combination of (i) a main instrument, which is recognized as a genuine liability of the entity (debt), and (ii) an equity component (derivative convertible into ordinary shares).

The issuance of "Notes" must be recorded in a specific liability account and adjusted based on the contracted rates, and recalibrated due to the impact of exchange rate variation, when issued in a foreign currency. All remunerations related to these instruments, such as interest and currency fluctuations (difference between the functional currency and the currency in which the instrument was denominated), must be recognized as expenses for the period, in accordance with the accrual basis of accounting.

Pertinent information regarding the issuance of these capital-eligible debt instruments is described in note 19.

Measurement of financial assets and liabilities and recognition of fair value changes

e) Measurement of financial assets and liabilities and recognition of fair value changes

In general, financial assets and liabilities are initially recognized at fair value, which is deemed equivalent, until proven otherwise, to the transaction price. Financial instruments not measured at fair value through profit or loss are adjusted for transaction costs. Financial assets and liabilities are subsequently measured at the end of each period as follows:

i. Measurement of financial assets

Financial assets are measured at fair value, without deduction for estimated transaction costs that might be incurred upon their disposal, except for financial assets measured at amortized cost, equity instruments whose fair value cannot be determined in a sufficiently objective manner, and financial derivatives that have equity instruments of this kind as their underlying and are settled by delivering such instruments.

The “fair value” of a financial instrument on a given date is the price that would be received from the sale of an asset or would be paid for the transfer of a liability in a voluntary exchange among market participants on the measurement date. The most objective and common benchmark for the fair value of a financial instrument is the price that would be paid for it in an active, transparent, and significant market (“quoted price” or “market price”).

In the absence of a market price for a particular financial instrument, its fair value is estimated based on the valuation techniques commonly adopted by the international financial community, taking into account the specific characteristics of the instrument to be measured and, most importantly, the various types of risks associated with it.

All derivatives are recognized on the balance sheet at fair value from the transaction date. When the fair value is positive, they are recognized as assets; when negative, as liabilities. Changes in the fair value of derivatives since the transaction date are recognized in the "Gains (losses) on financial assets and liabilities" line item of the consolidated income statement. Specifically, the fair value of standard financial derivatives included in the portfolios of financial assets or liabilities measured at fair value through profit or loss is deemed equivalent to their daily quoted price; if, under exceptional circumstances, should it be unfeasible to ascertain the quoted price on a specific date, these derivatives are measured using methods similar to those employed for valuing derivatives traded in the over-the-counter market.

The fair value of over-the-counter traded derivatives is deemed to be the aggregate of the instrument's future cash flows, discounted to their present value on the measurement date (referred to as "present value" or "theoretical close"), employing commonly used financial market valuation techniques such as Net Present Value (NPV), option pricing models, and other methods.

"Financial assets measured at amortized cost" are measured at amortized cost utilizing the effective interest method. The "amortized cost" is the acquisition cost of a financial asset or liability, either increased or decreased, as applicable, by the principal repayments and cumulative amortization (included in the income statement) of the difference between the initial cost and the maturity value. In the case of financial assets, the amortized cost also includes any reductions for impairment or inability to collect. For financial assets measured at amortized cost that are subject to fair value hedging, the fair value changes of these assets associated with the hedged risk(s) are recognized in the income statement.

The effective interest rate is the rate that exactly discounts estimated future cash flows over the expected life of the financial instrument to the initial gross carrying amount. The effective interest rate includes transaction costs, premiums, discounts and other fees or points that are an integral part of the instrument’s effective yield.

The effective interest method applies to financial assets measured at amortised cost and to debt instruments measured at fair value through other comprehensive income (FVOCI).

Equity instruments are measured at fair value, with changes recognised either in profit or loss or in other comprehensive income, depending on the election made at initial recognition in accordance with IFRS 9.

The values at which financial assets are recognized correspond, in all material respects, to the Bank's maximum credit risk exposure as of the date of each financial statement. Furthermore, the Bank has secured guarantees and additional credit support to mitigate its exposure to credit risk, predominantly comprising mortgages, cash collateral, equity instruments, sureties, assets leased under leasing and rental agreements, assets acquired under repurchase agreements, securities lending, and derivatives.

ii. Measurement of financial liabilities

In general, financial liabilities are measured at amortized cost, as previously defined, except for those included under the line items "Financial liabilities measured at fair value through profit or loss" and "Other financial liabilities measured at fair value through profit or loss," as well as financial liabilities designated as hedging instruments, which are measured at fair value.

iii. Recognition of fair value changes

As a general rule, changes in the book value of financial assets and liabilities are recognized in the consolidated income statement. These are distinguished between those arising from the interest provisioning and similar gains - recognized under the line item "Interest and Similar Income" or "Interest and Similar Expenses," as applicable - and those derived from other factors, recognized at their net value under the line item "Gains (Losses) on Financial Assets and Liabilities (Net).

Adjustments due to fair value changes related to financial assets measured at fair value through Other Comprehensive Income are temporarily recognized in equity under the line item "Other Comprehensive Income." Items debited or credited to this account remain in the Bank's consolidated shareholders' equity until the respective assets are written off, at which point they are debited to the consolidated income statement.

iv. Hedging transactions

Hedge accounting aims to represent in the financial statements the effects of an entity's risk management activities that use financial instruments to manage exposures arising from specific risks that could affect the period's results or other comprehensive income.

For a hedge relationship to meet the requirements set out in IFRS 9, the following conditions must be met:

•	Instruments that can be designated as hedging instruments are all derivative financial instruments or non-derivative financial instruments measured at fair value through profit or loss, or a combination of both. In the case of foreign exchange risk hedges, any type of non-derivative financial instrument may also be designated, regardless of its measurement criterion;
•	The elements that can be designated as covered items are all those that consist of recognized assets or liabilities, commitments, highly probable anticipated transactions, and net investments abroad;
•	Documentation: At the beginning of the hedging relationship, the designation and formal documentation of the hedging relationship must be carried out, which must include the entity's risk management strategy and objective, the identification of the hedging instrument and the hedged item, the nature of the hedged risk, the methodology for measuring effectiveness, which includes the analysis of sources of ineffectiveness and the hedging ratio.

The main sources of ineffectiveness, according to the risk covered, are:

•	Interest rate risk: misalignments in time horizons, principal, reset and payment dates, time value of options, as well as changes to the hedged item or hedging instrument;
•	Currency risk: in addition to the factors mentioned above, the difference between the interest rates of the two currencies, which represents the net cost or benefit of converting cash flows between two currencies with different interest rates;
•	Effectiveness: The hedging relationship must be effective; therefore, there must be an economic relationship between the hedged item and the hedging instrument, credit risk must not exert a dominant effect on the value changes resulting from this economic relationship, and the hedging ratio must be consistent with that actually used by the entity in its risk management.

Santander assesses these effectiveness requirements through:

•	Demonstration of the economic relationship between the hedged item and the hedging instrument through a qualitative test and, if not met, through quantitative tests that compare the market value of the hedged items, corresponding to the hedged risk, with the value of the hedging instruments. Additionally, a prospective quantitative test of the variations in the market values of the hedging instrument and the hedged item is performed;
•	The calculation of the hedge ratio, which corresponds to the relationship between the quantity of items effectively covered by Santander and the quantity of hedging instruments effectively used;
•	Assessment of the predominance of credit risk, carried out through analysis of the credit risk exposure of the hedged items and hedging instruments.

Hedge accounting structures are classified and recorded according to the type of risk they cover, based on the following criteria:

•	Fair value hedges: these are hedges against exposure to changes in the fair value of the hedged item, attributable to a specific risk;
•	The variations found in both the hedging instruments and the hedged items (in relation to the hedged risk) are recognized directly in the profit or loss;
•	When a fair value hedge is discontinued, adjustments previously recognized in the hedged item are recognized in profit or loss using the effective interest rate method recalculated on the date the hedge relationship is terminated and must be fully amortized by their maturity;
•	In the case of fair value hedges of interest rate risk in a portfolio of financial instruments (macro hedges), gains or losses arising from the measurement of the hedging instruments are recognized directly in the consolidated income statement, while gains or losses arising from changes in the fair value of the hedged amount (attributable to the hedged risk) are recognized in the consolidated income statement, with a corresponding entry in the line items "Changes in the fair value of hedged items" of a portfolio hedged against interest rate risk (asset or liability), as applicable;
•	Cash flow hedges: these are coverages of exposure to variability in cash flows attributable to a specific risk associated with the hedged item;
•	The effective portion of the change in the value of the hedging instrument is recorded, on a temporary basis, in equity, until the cash flow subject to the hedge affects the profit or loss;
•	From that point on, it will be recognized in the consolidated income statement during the same period as the covered item, unless it is included in the cost of the non-financial asset or liability, or if the anticipated transactions are recognized as non-financial assets or liabilities;
•	When a cash flow hedge is discontinued, the accumulated result of the hedging instrument recognized in equity (while the hedge was effective) will continue to be recognized in that item until the hedged transaction occurs, at which point it will be recognized in profit or loss, unless it is anticipated that the transaction will not occur, in which case it will be recognized immediately in profit or loss;
•	To measure ineffectiveness, Santander compares the valuation of the hedging instrument with the valuation of the hedged item based on the hedged risk, using different methodologies such as the proxy method or the hypothetical derivative method. The ineffective portion of cash flow hedging relationships is recognized directly in the consolidated income statement, under the heading.

Bank Santander discontinues the accounting of hedge relationships when the hedging instrument expires, is sold, or when the hedge relationship becomes ineffective because it is no longer aligned with the risk management objective. In this case, the derivative is then considered a trading derivative.

If a hedging relationship ceases to meet the effectiveness requirements, but the risk management objective remains, Santander will assess the rebalancing or adjustment of the coverage level to once again meet the effectiveness requirements, without needing to discontinue the hedging relationship.

A hedging instrument is generally designated in its entirety, since the factors that contribute to its fair value are interdependent. However, IFRS 9 allows excluding certain parts of the fair value of a hedging instrument:

(i) separating the intrinsic value and the time value of an option and designating only the intrinsic value as a hedging instrument, this separation being mandatory if the intrinsic value is designated;

(ii) separating the forward element and the spot element of a forward contract and designating only the spot element as a hedging instrument, which will be determined for each hedging relationship; and

(iii) separating the foreign currency basis differential of a currency derivative and excluding it from the designation of the hedging instrument, which will be determined for each hedging relationship.

Separating these components improves the effectiveness of the hedge and allows for alternative accounting treatment for the excluded component, which consists of recognizing the changes in value in other comprehensive income, and recognizing this component in profit or loss according to the nature of the hedged item, either over a period of time or at the time the hedge transaction occurs.

In addition, if the entity manages the credit risk of all or part of a financial instrument through the use of credit derivatives, there is the option of designating a credit exposure at fair value in profit or loss, provided that this derivative matches the name and degree of subordination of the financial instrument to be hedged. This designation may be made at the initial recognition of the designated financial instrument or subsequently, and must be duly documented. From its designation, the changes in fair value (for all its risks, and not exclusively for credit risk) will be recognized in the consolidated income statement.

Write-off of financial assets and liabilities

f) Write-off of financial assets and liabilities

Financial Asset Write-Off

The Bank writes off a financial asset when the contractual rights to the cash flows from the asset expire or when it transfers the rights to receive the contractual cash flows in a transaction in which substantially all risks and rewards associated with the financial asset's ownership are transferred, or in which the Bank neither transfers nor retains substantially all the risks and rewards of the financial asset's ownership and does not maintain control over the financial asset.

On derecognition of a financial asset, the difference between the carrying amount of the asset (or carrying amount allocated to the portion of the asset derecognized) and the sum of (i) the consideration received (including any new asset obtained, less any new liability assumed) and (ii) any accumulated gains or losses recognized in “Other Comprehensive Income” is recorded in profit or loss.

Any gains/losses accumulated and recognized in "Other Comprehensive Income" related to equity instruments measured at fair value through Other Comprehensive Income are not recorded in the profit and loss statement upon the disposal of these securities.

The Bank engages in transactions in which it transfers assets recognized on its balance sheet, but retains all or substantially all the risks and rewards of the transferred assets or a portion thereof. In these cases, the transferred assets are not written off. Examples of such transactions include the assignment of loan portfolios with joint liability. In transactions where the Bank neither retains nor substantially transfers all the risks and rewards of ownership of a financial asset and retains control of the asset, the Bank continues to recognize the asset based on the degree of its ongoing engagement, determined by the extent to which it is exposed to changes in the value of the transferred asset.

Financial asset write-off due to credit assignment

The accounting treatment for the transfer of financial assets depends on the extent to which the risks and rewards associated with the transferred assets have been transferred to third parties:

If the Bank transfers substantially all the risks and rewards to third parties, execute an unconditional sale of financial assets, engage in the sale of financial assets under an agreement stipulating their repurchase at fair value on the repurchase date, conduct the sale of financial assets with a call option purchase or a put option sale that is significantly out of the money, or securitization of assets in which the transferor does not retain a subordinated debt or provide credit enhancement to the new holders, and other similar cases, the transferred financial asset is written off, and any rights or obligations retained or created in the transfer are recognized simultaneously.

If the Bank retains substantially all the risks and rewards associated with the transferred financial asset, such as financial asset sales under an agreement stipulating their repurchase at a fixed price or at the sale price plus interest, a securities lending agreement in which the borrower pledges to return the same assets or similar assets, and other similar situations, the transferred financial asset is not written off and continues to be measured using the same criteria as before the transfer. However, the following items are recognized:

A corresponding financial liability, for an amount equal to the consideration received; this liability is thereafter measured at amortized cost.

The revenue from the transferred financial asset not written down and any expense incurred with the new financial liability.

If the Bank does not transfer or substantially retain all the risks and rewards associated with the transferred financial asset - such as the sale of financial assets with a purchased call option or a written put option that is not significantly out of the money, securitization of assets in which the assignor retains a subordinated debt or another type of credit enhancement related to a portion of the transferred asset, and other similar scenarios - a distinction is then drawn as follows:

If the assignor does not retain control of the transferred financial asset, the asset is written off, and any rights or obligations retained or created in the transfer are recognized.

If the assignor retains control, it continues to recognize the transferred financial asset at a value equivalent to its exposure to value fluctuations and recognizes a financial liability associated with the transferred financial asset. The net carrying amount of the transferred asset and the corresponding liability is the amortized cost of the retained rights and obligations if the transferred asset is measured at amortized cost, or the fair value of the retained rights and obligations if the transferred asset is measured at fair value.

Financial Liabilities Write-Off

The Bank writes off a financial liability when its contractual obligations are extinguished, annulled, or reach their maturity.

Offsetting of assets and liabilities

g) Offsetting of assets and liabilities

Financial assets and liabilities are offset, that is, recorded in the balance sheet at their net value, only if the Bank and its subsidiaries currently have a legally enforceable right to offset the recognized amounts and intend to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Offsetting and Settlement Agreements for Obligations – IFRS 07 – Derivative Instruments (Disclosure) - Banco Santander has netting and settlement agreements for obligations within the National Financial System ("SFN"), signed with both natural and legal persons, whether part of the SFN or not, resulting in increased financial settlement assurance with the parties that have such agreements. These agreements stipulate that, in the event of counterparty default, the payment obligations to Banco Santander arising from credit and derivative transactions will be offset by Banco Santander's payment obligations to the counterparty.

The table below provides details of the financial assets and liabilities subject to offsetting as of December 31, 2025 and 2024:

Thousand of Reais			2025

Assets:	Financial assets, gross	Financial assets offset in the balance sheet	Financial assets, net
Derivatives	70,667,950	(4,860,252)	65,807,698

Liabilities:	Financial liabilities, gross	Financial liabilities offset in the balance sheet	Financial liabilities, net
Derivatives	64,872,243	(4,860,252)	60,011,991

Thousand of Reais			2024

Assets:	Financial assets, gross	Financial assets offset in the balance sheet	Financial assets, net
Derivatives	42,380,547	(2,174,248)	40,206,299

Liabilities:	Financial liabilities, gross	Financial liabilities offset in the balance sheet	Financial liabilities, net
Derivatives	41,584,522	(2,174,248)	39,410,274

Non-recoverable financial assessment of financial assets

h) Non-recoverable financial assessment of financial assets

i. Definition

A financial asset is deemed non-recoverable when objective evidence exists of events that:

• Cause an adverse impact on estimated future cash flows at the date of the transaction, in the case of debt instruments (loans and debt securities).

• Indicate that their book value cannot be fully recovered, in the case of equity instruments.

• Arise from the breach of loan agreement clauses or terms, and

• In the event of bankruptcy proceedings.

As a general rule, whenever the aforementioned events are observed, the carrying amount of non-recoverable financial assets is adjusted by recording a provision for loss as a debit to the expense under "Impairment losses on financial assets (net)" in the consolidated income statement. The reversal of previously recorded losses is recognized in the consolidated income statement in the period in which the impairment decreases and can be objectively associated with a recovery event.

ii. Debt instruments recorded at amortized cost

The value of a loss for the determination of the recoverable amount of a debt instrument measured at amortized cost is equal to the difference between its carrying amount and the present value of its projected future cash flows (excluding future credit losses not yet incurred), discounted at the financial asset's original effective interest rate (i.e., the effective interest rate calculated at initial recognition), presented as a reduction in the asset's balance and recognized in the income statement.

When projecting future cash flows for debt instruments, the following factors are taken into consideration:

• All values expected to be obtained over the residual life of the instrument, including, where applicable, the guarantees provided. The loss due to non-recovery further considers the likelihood of collecting provisioned interest receivables;

• The various types of risks to which each instrument is subject; and

• The circumstances under which collections are expected to be executed.

These cash flows are then discounted at the effective interest rate of the transaction.

Specifically regarding the adjustment in the recoverable amount resulting from the materialization of the insolvency risk of counterparties (credit risk), a debt instrument is deemed non-recoverable due to insolvency when there is evidence of a deterioration in the counterparty's payment capacity, whether due to being overdue or for other reasons.

The Bank, through its risk management division, implements policies, methods, and procedures to mitigate its exposure to credit risk arising from insolvency attributable to counterparties.

These policies, methods, and procedures are applied in the issuance, examination, and documentation of debt instruments, contingent liabilities, and other commitments, in the identification of recoverable value, and in the calculation of the amounts needed to cover the respective credit risk.

The procedures applied in the identification, measurement, control, and mitigation of credit risk exposure are based on an individual level or grouped by similarity.

• Customers under individualized management: Wholesale clients, financial institutions, and certain companies. Risk management is performed through an analysis enhanced by decision-support tools that rely on internal risk assessment models.

• Customers under standardized management: this category includes individuals and entities not classified as individualized customers. The approach to risk management employs automated models for decision-making and assessing internal risk. These models are supplemented by specialized analyst teams in instances where the model's comprehensiveness or accuracy falls short. Loans associated with standardized customers are generally classified as non-recoverable when there is a historical record of losses and are overdue by more than 90 days.

With regard to the provision for credit risk impairment losses, the Bank assesses all loans. Loans are either assessed individually for impairment or assessed collectively for impairment. Loans recorded at amortized cost that are not assessed individually for impairment are assessed collectively for impairment and are grouped together considering similarity of risk. Loans assessed individually for impairment are not included in balances assessed collectively for impairment.

In assessing impairment losses on loans on an individual basis, the Bank takes into account the borrower's conditions, including their economic and financial status, level of indebtedness, capacity for income generation, cash flow, management, corporate governance, and the quality of internal controls, payment history, industry experience, contingencies, and credit limits, as well as other relevant characteristics pertaining to assets, including their nature and purpose, type, adequacy, and liquidity level guarantees, as well as the total credit value, and also based on historical experiences of impairment losses and other known circumstances at the time of assessment.

To calculate the impairment loss on loans collectively assessed for impairment, the Bank categorizes financial assets into groups based on their credit risk characteristics and similarities. This classification considers various factors, including the segment, type of assets, collateral, and other elements associated with the historical experience of impairment losses and other known circumstances at the time of assessment.

In certain instances, the observable data required to estimate the loss amount due to an impairment of a financial asset may be limited or may no longer be entirely relevant to the current circumstances.

In these instances, the entity employs its judgment-based experience to estimate the value of any impairment losses. Similarly, the entity utilizes its judgment-based experience to adjust the observable data for a group of financial assets to accurately reflect the current circumstances.

The impairment loss is calculated using statistical models that consider the following factors:

• Exposure at Default (EAD) - this is the amount of risk exposure on the date the borrower defaults. The duration of the default is incorporated into the calculation of the "Probability of Default" (PD).

• The EAD is based on the gross carrying amount at the reporting date and, where applicable, adjusted to reflect the expected exposure at the time of default in accordance with IFRS 9.

• Probability of Default (PD) - this is the likelihood that the borrower will not meet their obligations for principal and/or interest payments.

The Probability of Default is determined using a one-year time horizon for transactions classified under stage 1, as well as over the lifetime of the asset (stages 2 and 3); that is, it quantifies the probability of the borrower defaulting. A loan is considered to be in default if either the principal or interest is overdue by ninety days or more, or if the loan is outstanding and there are significant doubts regarding the counterparty's solvency (subjective doubtful assets).

• Loss Given Default (LGD) - this refers to the loss incurred upon default.

The LGD calculation is based on the net write-offs of non-performing loans, factoring in the collateral associated with the loans, the income and expenses related to the recovery process, and the point in time when the default occurs.

• Loss Identification Period (LIP) - this refers to the interval between the occurrence of a loss event and the identification of evidence substantiating that loss. In other words, it delineates the time span from when a credit loss event occurs to when such loss is conclusively confirmed.

Furthermore, before writing off non-performing loans (which is done only after the Bank has exhausted all recovery efforts), a full provision is made for the remaining outstanding amount of the loan so that the loan loss provision fully covers the losses. Accordingly, the Bank understands that its loan loss provision methodology was developed to match its risk metrics and capture loans that could potentially show impairment.

iii. Debt instruments or equity instruments classified as financial assets measured at fair value through Other Comprehensive Income

The difference between the amortized cost and the fair value of debt instruments or equity instruments classified as financial assets measured at fair value through Other Comprehensive Income is recognized in equity, under the identically titled line item.

When there is objective evidence indicating that the previously mentioned differences are attributable to an impairment loss recognized due to a decline in fair value from non-recovery, these are no longer recognized in equity and are reclassified to the consolidated statement of profit or loss at the cumulative amount as of that date. Losses deemed permanent on an investment in equity instruments are not reversed in subsequent periods.

Repurchase agreements

i) Repurchase agreements

Purchases (sales) of financial assets under a non-optional repurchase (repo) agreement at a fixed price are recognized in the consolidated balance sheet as investments (funding) in repurchase agreements, depending on the nature of the debtor (creditor), classified under the line items "Cash and Cash Equivalents and compulsory deposits with the Brazilian Central Bank," "Loans and other receivables from credit institutions," or "Loans and advances to customers", (“Deposits from credit institutions” or “Customer deposits”).

Differences between purchase and sale prices are recognized as interest income over the contract period.

Lease Accounting – IFRS 16

j) Lease Accounting – IFRS 16

I. Lease Identification

Upon adopting IFRS 16, the Bank recognizes lease liabilities in accordance with the principles of IFRS 16 - Leases.

The following exemptions from recognition are also being applied:

• Accounting for leases with a remaining lease term of less than 12 months as short-term leases;

• The accounting for leases of low-value underlying assets.

The Bank enters into leases for properties and equipment. Predominantly, the assets covered by these lease agreements are real estate properties associated with the branches.

Banco Santander does not hold any right-of-use assets that fall under the definition of investment properties.

II. Lease term

Lease agreements are formalized, analyzed, and renegotiated on an individual basis, encompassing a broad range of distinct terms and conditions. The Bank assesses the lease term, as well as its intention to continue occupying the properties. Consequently, lease term estimates may vary in accordance with contractual conditions, considering extension options and legal provisions.

The Bank considers that penalties for early termination of contracts charged before the maturity date do not represent a significant component.

Lease agreements do not contain restrictive clauses, but leased assets cannot be used as collateral for loans.

III. Initial Measurement

Upon initial recording, leases are recognized as a right-of-use asset and a corresponding liability on the date the leased asset becomes available for use by the Group.

The right-of-use asset to be recognized is measured at its cost, counterbalanced by the lease liability, which represents the present value of the lease payments not yet made as of the date. Lease payments are discounted using the lessee's incremental borrowing rate. There are no onerous contracts that required an adjustment to the right-of-use assets to be recognized at the date of initial adoption.

The right-of-use assets are measured at amortized cost as per the following:

• The initial measurement value of the lease liability;

• Any lease payment made on or before the start date, net of any incentives received;

• Any initial costs directly attributable; and

• Restoration costs, if the criteria of IAS 37 are fulfilled for the recognition of Provisions, Contingent Liabilities, and Contingent Assets.

The Santander Group adopts as the incremental borrowing rate the interest rate it would incur to borrow the necessary funds to obtain an asset of similar value to the leased asset, under equivalent terms, collateral, and economic conditions. This rate is represented within Santander Brasil by the funding cost curve of a free asset, applied on an individual basis to each lease agreement in accordance with the projected lease term estimates.

Lease liabilities include the net present value of the following lease payments:

• Fixed payments net of any incentive;

• Variable payments based on a rate or index;

• Payments expected to be made by the lessee, based on the residual value of guarantees;

• The exercise price of a call option, if the lessee has reasonable assurance about the option's exercise; and

• Penalty payments for lease termination if the lease term reflects the exercise of the option by the lessee.

Lease liabilities are primarily adjusted for inflation (IGP-M), with the estimated projections as of the base date of December 31, 2025 detailed below:

IGP-M forecast
Up to 3 months	1.0%
From 3 to 12 months	4.0%
From 1 year to 3 years	4.0%
From 3 years to 5 years	4.0%
Over 5 years	4.0%

IV. Subsequent Measurement

After the initial measurement, the values of the assets recorded as right of use are being updated using the cost method, thus any accumulated depreciation is deducted monthly, in accordance with the criteria of IAS 16 - Fixed Assets on asset depreciation right of use and corrected any remeasurement of the lease liability, where applicable.

The lease liability initially recorded is updated monthly by increasing the amount of the liability for the interest portion of each lease agreement and reducing the amount of monthly lease payments and corrected for any lease remeasurement, when applicable.

The lease liability is remeasured, in the event of changes in the lease term or contract value, the amount resulting from the new determination of the lease liability is recorded as a contra entry to the corresponding right-of-use asset.

Use rights are subject to an impairment test.

Non-current assets held for sale

k) Non-current assets held for sale

Non-current assets held for sale comprise the carrying amount of individual items, or groups of assets designated for disposal, or items that are part of a business unit targeted for disposal ("Discontinued operations"), where the sale in their current condition is highly probable and expected to take place within one year. Real estate or other non-current assets acquired by the consolidated entities in full or partial settlement of their debtors' payment obligations are classified as non-current assets held for sale through auctions, which typically take place within one year.

Non-current assets held for sale are measured at whichever is lower between the fair value minus selling costs and the carrying amount at the date they are classified in this category. These assets are not subject to depreciation.

Impairment losses of an asset or disposal group due to a reduction in their carrying amount to fair value (minus selling costs) are recognized in "Gain/(Loss) on Disposal and Expenses for Non-Current Assets Held for Sale Not Classified as Discontinued Operations" in the consolidated statement of profit or loss. Gains from a non-current asset held for sale, arising from subsequent increases in fair value (minus selling costs), increase its carrying amount and are recognized in the consolidated statement of profit or loss up to the amount equivalent to the previously recognized impairment losses.

Residual maturity periods and average interest rates

I) Residual maturity periods and average interest rates

The analysis of the maturities of the balances of certain items in the consolidated balance sheets at the end of the years 2025 and 2024 is reported in note 43-d.

Tangible asset

m) Tangible asset

Tangible asset comprise the value of buildings, land, furniture, vehicles, computer hardware, and other equipment owned by the Bank. This category also includes tangible assets received by the Bank in full or partial settlement of financial assets representing receivables from third parties, which are intended for sustained use, as well as tangible assets acquired under finance leases, which are presented at their acquisition cost, minus their respective accumulated depreciation and any impairment losses (net book value exceeding the recoverable amount).

Depreciation is calculated using the straight-line method, based on the acquisition cost of the assets minus their residual value. Land on which buildings and other structures are situated has an indefinite useful life and, therefore, is not subject to depreciation.

The depreciation expense for tangible assets is recognized in the consolidated statement of income and is calculated primarily by applying the following depreciation rates (based on the average estimated useful life of the various assets):

Annual Rate

Buildings for own use	4%
Furniture	10%
Fixtures	10%
Office and IT equipment	20%
Improvements on third-party properties	4% or until the contract’s expiration date

At the end of each reporting period, the Bank assesses whether there are any indications that its tangible assets may be subject to impairment, that is, when an asset's carrying amount exceeds its recoverable amount, whether through use or sale.

Once a reduction in the recoverable amount of the tangible asset is identified, it is adjusted to its recoverable amount by recognizing an accounting loss for the reduction in its recoverable amount, recorded under 'Impairment losses on other assets (net).' Furthermore, the depreciation value of said asset is recalculated to adjust the value of the asset's useful life.

In cases where there is evidence or indication of a recovery in the value of a tangible asset, the Bank recognizes the reversal of the impairment loss previously recorded and must adjust future depreciation expenses in line with the asset's remaining useful life. Under no circumstances may the reversal of an impairment loss on an asset increase its carrying amount beyond what it would have been had no impairment loss been recognized in prior periods.

Maintenance and preservation expenses for self-used fixed assets are recognized as expenses in the period in which they are incurred.

Intangible assets

n) Intangible assets

Intangible assets are identifiable non-monetary assets (separable from other assets) without physical substance, arising from business combinations or internally developed software, with either a finite or indefinite useful life. Recognition is limited to those assets whose acquisition cost can be reliably measured and for which the consolidated entities deem it probable that future economic benefits will be generated.

Intangible assets are initially recognized at their acquisition or production cost and are subsequently measured net of any accumulated amortization and any impairment losses.

I. Goodwill

In the acquisition of an investment in a subsidiary, any difference between the investment cost and the investor's share in the net fair value of the identifiable assets, liabilities, and contingent liabilities of the invested entity (whether a subsidiary or an associate) is recognized in accordance with IFRS 3, 'Business Combinations'.

Goodwill is recognized only when the amount of the consideration acquired from the investee exceeds the fair value at the date of acquisition, and therefore represents a payment made by the acquirer in anticipation of future economic benefits from assets of the acquired entity that cannot be individually identified and separately recognized.

Annually or whenever there is any indication of loss to recoverable value, goodwill is tested for impairment (recoverability test) and if any loss exists, goodwill is written off and recognized as Losses on other assets (net) - Other intangible assets in the Consolidated Statement of Income.

Adjustments to the net fair value of identifiable assets, liabilities, and contingent liabilities of the invested entity in comparison to their carrying amount are individually allocated to the acquired identifiable assets and the assumed liabilities based on their respective fair values at the acquisition date.

In instances of business combinations executed in stages, the previously held equity interest in the acquired entity is remeasured at its fair value on the acquisition date at which control of said acquired entity is secured.

II. Other intangible assets

This represents an identifiable, non-monetary asset that lacks physical substance. It primarily originates from software development and the acquisition of rights capable of generating economic benefits for the Bank. These assets may possess either a finite or indefinite useful life.

Other intangible assets are classified as having an indefinite useful life when, following a comprehensive analysis of all relevant factors, it is determined that there is no foreseeable limit to the period during which the asset is expected to generate cash inflows for the Bank. In all other instances, these assets are considered to have a finite useful life.

Intangible assets with an indefinite useful life are not amortized: at the end of each reporting period, the entity reviews the classification as having an indefinite useful life. If this classification is maintained, these assets are subject to annual impairment tests to determine their recoverable amount (IAS36).

Intangible assets with a defined useful life are amortized over their useful life using methods similar to those applied for depreciating tangible assets. The amortization expense is recognized under the line item "Depreciation and Amortization" in the consolidated statement of income.

At the end of each reporting period, the Bank assesses whether there are any indications that intangible asset items may have suffered an impairment, that is, an asset whose carrying amount exceeds its recoverable amount. Should any impairment be identified, the asset is adjusted to its recoverable amount.

The measurement of the recoverable amount of other intangible assets - such as software - is conducted based on their value in use, as well as an analysis of the asset's discontinuation in relation to the Bank's operations.

Software acquisition and development costs are amortized over a maximum period of 5 years.

Other assets

o) Other assets

This includes advances and accrued income (excluding accrued interest), intangible assets related to acquired customer relationships, any net pension asset recognised in the consolidated balance sheet, and other amounts not classified in specific line items.

The recoverability of intangible assets arising from acquired customer relationships is assessed based on value in use, as it is not possible to reliably determine fair value less costs of disposal due to the absence of an active market or observable parameters to estimate a disposal value.

Value in use is determined based on projected future cash flows attributable to the asset or the relevant cash-generating unit, discounted to present value using reasonable and supportable assumptions. The projections are reviewed quarterly, considering actual performance and updated assumptions. The resulting recoverable amount is compared with the carrying amount to determine whether any impairment loss should be recognised.

Insurance contracts

p) Insurance contracts

Insurance contracts issued by the Bank are assessed at initial recognition to determine whether they are onerous, in accordance with IFRS 17. A group of insurance contracts is considered onerous if the fulfilment cash flows, including any previously recognised acquisition cash flows, exceed the consideration received, resulting in a net outflow.

When a group is identified as onerous, a loss is recognised in profit or loss, and the contractual service margin for that group is set to zero, with the carrying amount of the liability equal to the fulfilment cash flows.

The Bank chooses to present, in other comprehensive income, the variations resulting from changes in the discount rates applied to the measurement of insurance contract liabilities, as permitted by IFRS 17.

Provisions for judicial and administrative proceedings, commitments, and other provisions

q) Provisions for judicial and administrative proceedings, commitments, and other provisions

Banco Santander and its subsidiaries are engaged in judicial and administrative proceedings related to tax, labor, and civil matters, stemming from the ordinary course of their operations.

Provisions are reassessed at each balance sheet date to reflect the most accurate current estimate and may be fully or partially reversed or reduced when it becomes improbable that resource outflows and related obligations will occur. This includes situations such as the expiration of legal deadlines, the issuance of final judgments in legal proceedings, among others.

Judicial and administrative provisions are recognized when the risk of loss from judicial or administrative proceedings is assessed as probable, and the amounts involved can be estimated with sufficient certainty based on the nature, complexity, and historical outcomes of the proceedings, as well as the opinions of both internal and external legal advisors and the best available information. For cases where the risk of loss is considered possible, provisions are not recognized, but the relevant information is disclosed in the notes to the financial statements. For cases where the risk of loss is deemed remote, disclosure is not required.

Contingent assets are not recognized in the accounting records, except in instances where there are tangible guarantees or favorable judicial rulings, with no possibility for further appeals, thereby rendering the gain as virtually certain. Contingent assets that have a probable likelihood of success, if any, are solely disclosed in the financial statements.

In cases of final judgments rendered in favor of Santander, the counterparty is entitled, upon fulfilling specific legal criteria, to initiate a rescission action within a timeframe prescribed by the legislation in effect. Rescission actions are treated as new legal proceedings and will be assessed for contingent liabilities if, and when, they are filed.

Other liabilities

r) Other liabilities

Other liabilities include the balance of all accrued expenses and deferred income, excluding accrued interest, and the value of any other liabilities not classified under other categories.

Share-based compensation

s) Share-based compensation

The Bank has established long-term compensation plans with specific vesting conditions. These vesting conditions include: (i) service conditions, requiring that the participant remains employed throughout the vesting period; (ii) performance conditions, where the number of shares to be allocated to each participant is determined based on the evaluation of a performance metric of the Bank: the comparison of the Total Shareholder Return (TSR) of the Santander Conglomerate with the TSR of the Bank's main global competitors; and (iii) market conditions, as certain parameters are linked to the fair value of the Bank's shares. The Bank determines the fair value of the services provided by referencing the fair value of the equity instruments granted on the date of grant, taking into account the market conditions for each plan when estimating fair value.

Stock Settlement

The Bank measures the fair value of the services provided by referencing the fair value of the equity instruments granted on the grant date, factoring in market conditions for each plan when estimating fair value. To recognize personnel expenses against capital reserves over the vesting period, as services are received, the Bank considers the treatment of service conditions and recognizes the amount for services received during the vesting period, based on the most accurate estimate of the number of equity instruments expected to be granted.

Cash Settlement

For cash-settled share-based payments (in the form of share appreciation), the Bank measures the services provided and the corresponding liability incurred at fair value. This process captures the share appreciation from the grant date to the settlement date. The Bank reassesses the fair value of the liability at the end of each reporting period, and any changes in this amount are recognized in the period's results. To recognize personnel expenses against provisions for "salaries payable" throughout the vesting period, reflecting the receipt of services, the Bank records the total liability representing the best estimate of the number of share appreciation rights expected to be granted at the end of the vesting period and recognizes the value of services received during the vesting period, based on the best available estimate. The Bank periodically reviews its estimate of the number of share appreciation rights that will be granted at the end of the vesting period.

Recognition of income and expenses

t) Recognition of income and expenses

The key criteria employed by the Bank for the recognition of its income and expenses are summarized below:

i. Interest and similar income and expenses

Interest and similar income and expenses are generally recognized on an accrual basis, using the effective interest rate method.

ii. Commissions, fees, and similar items

Fees and commission income and expenses are recognized in the income statement using criteria that vary according to their nature (notes 34 and 35). The key criteria are as follows:

• Fee and commission income and expenses, associated with financial assets and financial liabilities measured at fair value through profit or loss, are recognized upon payment;

• Those arising from transactions or services provided over a period of time are recognized over the duration of these transactions or services; and

• Those related to services provided in a single transaction are recognized at the time the transaction is executed.

iii. Non-financial income and expenses

For accounting purposes, they are recognized on an accrual basis.

iv. Deferred collections and payments

Recognized for accounting purposes at the carrying amount derived from discounting expected cash flows at market rates.

v. Loan arrangement fees

Loan arrangement fees, including application and origination fees, are accrued and recognized in the income statement over the term of the loan. Specifically, for origination fees, the portion attributable to direct costs incurred in the loan contract is immediately recognized in the consolidated income statement.

Guarantees

u) Guarantees

u.1) Financial Guarantees

Financial guarantees are defined as contracts whereby an entity commits to making specific payments on behalf of a third party should that party fail to do so, irrespective of the various legal forms they may assume, including but not limited to guarantees, irrevocable documentary credits issued or confirmed by the entity, among others.

The Bank initially recognizes the fees associated with financial guarantees as liabilities on the consolidated balance sheet at fair value. This fair value is typically the present value of the fees, commissions, or interest expected to be received from these contracts over their term.

Financial guarantees, irrespective of the guarantor, the instrument, or any other circumstances, are subject to periodic reviews to assess the credit risk exposure and, where necessary, to determine the need for a provision. Credit risk is evaluated by employing criteria similar to those used for quantifying impairment losses on debt instruments measured at amortized cost.

The provisions established for these transactions are recognized under the line item "Provisions for Judicial and Administrative Proceedings, Commitments, and Other Provisions" in the consolidated balance sheet (note 22).

If a specific provision is required for financial guarantees, the corresponding commissions to be allocated are recognized under the line item "Financial liabilities at amortized cost - Other financial liabilities" in the consolidated balance sheet and are reclassified to the appropriate provision.

u.2) Guarantees and Credit Risk Mitigation Policy

Banco Santander performs credit risk management by utilizing guarantees in its operations. Each business unit is responsible for managing credit risk and formalizes the use of collateral in its credit policies.

Banco Santander employs guarantees to enhance its recovery capabilities in operations exposed to credit risk. The types of guarantees utilized include surety, property, legal structures with mitigation power, and offsetting agreements. Each year, the Bank conducts a review of its guarantee policies to reflect changes in the market, the characteristics of the assets pledged as collateral, and the conditions of these assets. These are examples of the technical parameters subject to review.

Credit limits are continuously monitored and adjusted in response to customer behavior. Consequently, potential loss amounts constitute a fraction of total available funds.

Assets under management, including investment and pension funds, managed by the Bank

v) Assets under management, including investment and pension funds, managed by the Bank

Assets owned by third parties and managed by the consolidated entities are not presented in the consolidated financial statements. Management fees are included in “Fee and commission income” in the consolidated income statement. Note 43-b contains information on the third-party assets managed by the Bank.

The investment funds and pension funds managed by the consolidated entities are not recorded in the consolidated financial statements since the related assets are owned by third parties. The fees and commissions earned in the year for the services rendered by the Bank entities to these funds (asset management and custody services) are recognized in the heading “Fee and commission income” in the consolidated income statement.

Post-employment benefits

w) Post-employment benefits

The post-employment benefit plans include the commitments made by the Bank to: (i) supplement the benefits of the public pension system; and (ii) provide medical assistance in the event of retirement, permanent disability, or death to eligible employees and their direct beneficiaries.

Defined contribution plans

The defined contribution plan is a post-employment benefit plan under which the Bank and its subsidiaries, as the sponsoring entities, contribute fixed amounts to a pension fund. There is no legal or constructive obligation for the sponsoring entities to make additional contributions if the fund lacks sufficient assets to fulfill all benefits associated with services rendered in the current and prior periods.

The contributions made in this regard are recognized as "Interest and Similar Expenses" in the income statement.

Defined benefit plans

The defined benefit plan is a post-employment benefit plan other than a defined contribution plan, as detailed in Note 21. Under this plan, the sponsoring entity is obligated to provide the agreed benefits to employees and therefore bears actuarial and investment risks.

The defined benefit obligation is measured using the projected unit credit method and discounted at a rate determined in accordance with IAS 19. Plan assets are measured at fair value.

Remeasurements, including actuarial gains and losses and the return on plan assets (excluding amounts included in net interest), are recognised immediately in other comprehensive income. The net defined benefit liability or asset represents the deficit or surplus of the plan recognised in the statement of financial position.

Main Definitions

-	The present value of a defined benefit obligation represents the present value, excluding any deduction of plan assets, of the expected future payments required to settle the obligation arising from the employee's service in both the current and prior periods.
-	Deficit or surplus represents: (a) the present value of the defined benefit obligation; minus (b) the fair value of the plan's assets.
-	The sponsoring entity may recognize the plan's assets on the balance sheet when they exhibit the following characteristics: (i) the fund's assets are sufficient to cover all obligations related to employee benefits of the plan or the sponsoring entity; or (ii) the assets are returned to the sponsoring entity with the objective of reimbursing it for benefits already disbursed to employees.
-	Actuarial gains and losses are changes in the present value of the defined benefit obligation stemming from: (a) experience adjustments (impacts of differences between the actuarial assumptions adopted and the actual outcomes); and (b) the effects of changes in actuarial assumptions.
-	The current service cost refers to the increase in the present value of the defined benefit obligation attributable to the employee's service during the current period.
-	The past service cost corresponds to the change in the present value of the defined benefit obligation for services provided by employees in prior periods, resulting from amendments to the plan or a reduction in the number of employees covered.

Post-employment benefits are recognized in the income statement under Interest Expenses and Similar Expenses and Provisions (Net).

Defined benefit plans are recognized based on an actuarial study, conducted annually by an external consulting firm at the end of each financial year, and are effective for the subsequent period.

Other long-term employee benefits

x) Other long-term employee benefits

Other long-term employee benefits, defined as obligations to early retirement beneficiaries - those who have ceased to render services to an entity but, without being legally retired, continue to hold economic rights with respect to the entity until they achieve legal retirement status - time-based bonuses for accounting purposes, as applicable, in accordance with the approach previously established for defined benefit post-employment plans, with the exception that all past service costs and actuarial gains and losses are recognized immediately (note 21).

Termination benefits

y) Termination benefits

Termination benefits are recognized when a detailed formal plan, identifying the fundamental changes to be implemented, is in place. Recognition occurs provided that the implementation of the plan has commenced, its key features have been publicly announced, or objective facts concerning its implementation have been disclosed.

Corporate Income Tax (IRPJ), Social Contribution on Net Profit (CSLL), Social Integration Program (PIS), and Contribution for the Financing of Social Security (COFINS)

z) Corporate Income Tax (IRPJ), Social Contribution on Net Profit (CSLL), Social Integration Program (PIS), and Contribution for the Financing of Social Security (COFINS)

The income tax expense is derived from the sum of Income Tax, Social Contribution, PIS, and COFINS. The current Income Tax and Social Contribution are determined by applying their respective rates to taxable income, while the rates for PIS and COFINS are applied to their specific calculation bases as defined in the relevant legislation. This calculation also includes adjustments for changes in deferred tax assets and liabilities as recognized in the consolidated income statement. For income tax expenses resulting from transactions directly recognized in equity, the corresponding tax effect is likewise recognized in equity.

The Corporate Income Tax (IRPJ) liability is calculated at a rate of 15%, plus an additional 10%, applied to the profit after making the adjustments required by tax legislation. The Social Contribution on Net Profit (CSLL) is calculated at a rate of 15% for financial institutions, private insurance companies, and capitalization entities, and 9% for other businesses, levied on the profit after the adjustments required by tax legislation have been considered.

The Social Contribution on Net Income (CSLL) rate for all banks, financial institutions, private insurance companies, and capitalization entities (businesses operating within the financial sector) was increased by 1% for the base period from August 1, 2022 to December 31, 2022, as stipulated by Provisional Measure No. 1,115/2022.

The Social Integration Program (PIS) and the Contribution for the Financing of Social Security (COFINS) are calculated at a combined rate of 4.65% on certain gross revenues and expenses. Financial institutions are allowed to deduct specific financial expenses when calculating the tax base for PIS and COFINS. PIS and COFINS are recognized as components of profit (net of certain income and expenses); thus, in accordance with IAS 12, they are accounted for as income tax.

Tax Assets and Liabilities (excluding provisions for taxes) classified as "Current" are tax amounts to be recovered and tax amounts payable over the coming 12 months.

Deferred tax assets and liabilities of IR and CS comprise temporary differences, identified as the amounts expected to be paid or recovered arising from differences between the carrying amounts of assets and liabilities and their respective tax bases, as well as accumulated tax credits and losses. These amounts are measured at the tax rates expected to be applied in the period when the asset is realized or the liability is settled, and are reassessed at each balance sheet date.

Deferred tax assets are recognized only to the extent that it is probable that the consolidated entities will generate sufficient future taxable profits against which these deferred tax assets can be utilized. Furthermore, deferred tax assets must not arise from the initial recognition (except in the context of a business combination) of other assets and liabilities in transactions that do not impact either the actual profit or the accounting profit. Other deferred tax assets, such as tax credits and accumulated tax losses, are only recognized if it is considered probable that the consolidated entities will have sufficient future taxable profits against which they can be utilized.

Income and expenses directly recognized in equity are accounted for as temporary differences.

The Bank's expectation for the realization of deferred tax assets is based on future results projections and underpinned by a technical study, as detailed in note 23.

Consolidated statement of cash flows

aa) Consolidated statement of cash flows

The terms outlined below are employed in the Consolidated Statement of Cash Flows with the respective meanings:

• Cash flows: inflows and outflows of cash and cash equivalents, which are highly liquid financial investments subject to an insignificant risk of value changes and typically have a maturity of approximately three months or less from the original acquisition date.

• Operating activities: the principal activities that generate revenue for financial institutions and other activities that are not related to financing or investment activities.

• Investing activities: the acquisition and sale of long-term assets and other investments not included in cash and cash equivalents.

• Financing activities: activities that result in changes in the amount and composition of equity and liabilities that are not operating activities.

When preparing the consolidated statement of cash flows, highly liquid financial investments with insignificant risk of changes in their values were classified as “Cash and cash equivalents”. The Bank classifies as cash and cash equivalents the balances recorded in the items "Cash and reserves at the Central Bank of Brazil" and "Loans and other amounts with credit institutions" in the consolidated balance sheet, except for resources for restricted use and long-term operations term.

Interest paid and received corresponds to Banco Santander's operating activities.